Provisions for judicial and administrative proceedings, commitments and other provisions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at beginning of year	R$ 11,473,781	R$ 9,115,143	R$ 11,604,482
Interest expense and similar charges	205,119	154,499	156,637
Personnel Expenses	6,280	3,788	6,447
Constitutions / Reversals and Adjustment of provisions	4,537,684	4,472,322	1,693,032
Other Comprehensive Income	736,938	834,702	(401,147)
Additions to provisions for contingent commitments	57,628	(47,999)	(477,543)
Payments to external funds	(2,417,724)	(251,467)	(783,187)
Amount paid	(3,913,120)	(2,834,076)	(2,713,474)
Transfer to other assets - actuarial assets	24,452	26,869	27,856
Transfers, foreign exchange fluctuations, and other variations	265,892
Balance at end of year	10,976,930	11,473,781	9,115,143
Transfers, foreign exchange fluctuations, and other variations			2,040
Pensions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	2,543,504	1,775,202	2,728,126
Interest expense and similar charges	205,119	154,499	156,637
Personnel Expenses	6,280	3,788	6,447
Constitutions / Reversals and Adjustment of provisions	(24)	(89)	40,470
Other Comprehensive Income	736,938	834,702	(401,147)
Payments to external funds	(2,417,724)	(251,467)	(783,187)
Transfer to other assets - actuarial assets	24,452	26,869	27,856
Transfers, foreign exchange fluctuations, and other variations	265,892
Balance at end of year	1,364,437	2,543,504	1,775,202
Othe Provisions [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	8,930,277	7,339,941	8,876,356
Constitutions / Reversals and Adjustment of provisions	4,537,708	4,472,411	1,652,562
Additions to provisions for contingent commitments	57,628	(47,999)	(477,543)
Amount paid	(3,913,120)	(2,834,076)	(2,713,474)
Balance at end of year	R$ 9,612,493	R$ 8,930,277	7,339,941
Transfers, foreign exchange fluctuations, and other variations			R$ 2,040